Deconsolidation of subsidiary - Net assets (liabilities) (Details) - CAD ($)	May 31, 2024	Apr. 25, 2024	Aug. 31, 2023
Deconsolidation of subsidiary
Current assets	$ 8,962,004		$ 8,487,113
Right-of-use assets	1,180,830		2,414,593
Property and equipment	1,557,492		2,313,926
Other assets	6,011		114,755
Current liabilities	(4,000,367)		(4,850,177)
Lease liabilities	$ (902,840)		$ (1,994,156)
EB Rental, Ltd.
Deconsolidation of subsidiary
Current assets		$ 460,018
Right-of-use assets		804,596
Property and equipment		555,875
Other assets		281,384
Current liabilities		(1,627,777)
Lease liabilities		(639,423)
Net assets at disposal		$ (165,327)